Managed Volatility Moderate Portfolio N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Variable Insurance Trust
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 28, 2025
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Variable Insurance Trust (the Trust)
Lifestyle Balanced Portfolio
Lifestyle Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Conservative Portfolio
Managed Volatility Growth Portfolio
Managed Volatility Moderate Portfolio (each, a fund)Supplement dated March 26, 2026 to the current Prospectus, as may be supplemented (the Prospectus)The following information supplements and supersedes any information to the contrary relating to the funds contained in the Prospectus.At its meeting held on March 23-26, 2026, the Board of Trustees (the Board) of the Trust, of which each of Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio, and Managed Volatility Moderate Portfolio (each an Acquired Fund) is a series, voted to recommend that the shareholders of each Acquired Fund approve a reorganization of the Acquired Fund into the corresponding fund listed below (each an Acquiring Fund, and together with the Acquired Funds, the funds) (the Reorganizations). Each Acquiring Fund is also a series of the Trust. The Reorganizations will not be a taxable event for contract owners whose contract values are determined by investment in shares of the applicable Acquired Fund. Acquired Fund shareholders of record as of August 6, 2026, will be entitled to vote on their fund’s Reorganization.Acquired FundAcquiring FundManaged Volatility Balanced PortfolioLifestyle Balanced PortfolioManaged Volatility Conservative PortfolioLifestyle Conservative PortfolioManaged Volatility Growth PortfolioLifestyle Growth PortfolioManaged Volatility Moderate PortfolioLifestyle Moderate PortfolioLifestyle Balanced Portfolio (the fund)In connection with the reorganization described above, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section for the fund is revised and restated in its entirety as follows:The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:●To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;●To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;●To manage the effective maturity or duration of the securities of the fund or an underlying fund; and●To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.Moreover, in connection with the reorganization described above, effective immediately, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20251 year5 year10 yearSeries I14.105.447.02Series II13.815.236.81Series NAV14.065.497.07S&P 500 Index (reflects no deduction for fees, expenses, or taxes)17.8814.4214.82Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)14.607.548.8835% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.255.807.39John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.075.837.631Prior to July 1, 2026, the fund’s additional benchmark is the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Balanced Index comprises 26.0% of the S&P 500 Index, 10.0% of the MSCI World ex-USA Index, 7.0% of the Russell 2500 Index, 4.0% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 4.0% of the ICE BofA U.S. High Yield Index, 4.0% of the JPMorgan EMBI Global Index, 4.0% of the Morningstar LSTA Leveraged Loan Index, 30.0% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 5.0% of the Bloomberg 1-5 Year TIPS Index.Lifestyle Growth Portfolio (the fund)In connection with the reorganization described above, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section for the fund is revised and restated in its entirety as follows:The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities, including inflation-protected securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans.The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:●To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;●To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;●To manage the effective maturity or duration of the securities of the fund or an underlying fund; and●To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.Moreover, in connection with the reorganization described above, effective immediately, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20251 year5 year10 yearSeries I16.727.798.90Series II16.517.588.69Series NAV16.847.868.96S&P 500 Index (reflects no deduction for fees, expenses, or taxes)17.8814.4214.82Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)17.729.4010.5149% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.078.279.47John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)16.868.009.491Prior to July 1, 2026, the fund’s additional benchmark is the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Growth Index comprises 36.0% of the S&P 500 Index, 14.0% of the MSCI World ex-USA Index, 10.0% of the Russell 2500 Index, 6.0% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 2.0% of the ICE BofA U.S. High Yield Index, 2.0% of the JPMorgan EMBI Global Index, 2.0% of the Morningstar LSTA Leveraged Loan Index, 17.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 3.0% of the Bloomberg 1-5 Year TIPS Index.Managed Volatility Balanced Portfolio (the fund)In connection with the reorganization described above, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section for the fund is revised and restated in its entirety as follows:The Managed Volatility Balanced Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 8.25% to 10.25% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.Moreover, in connection with the reorganization described above, effective immediately, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20251 year5 year10 yearSeries I9.724.615.52Series II9.514.415.31Series NAV9.874.695.58S&P 500 Index (reflects no deduction for fees, expenses, or taxes)17.8814.4214.82Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)14.607.548.8835% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.255.807.39John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)14.075.837.631Prior to July 1, 2026, the fund’s additional benchmark is the 35% Russell 3000 Index/15% MSCI EAFE Index/50% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Balanced Index. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Balanced Index comprises 26.0% of the S&P 500 Index, 10.0% of the MSCI World ex-USA Index, 7.0% of the Russell 2500 Index, 4.0% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 4.0% of the ICE BofA U.S. High Yield Index, 4.0% of the JPMorgan EMBI Global Index, 4.0% of the Morningstar LSTA Leveraged Loan Index, 30.0% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 5.0% of the Bloomberg 1-5 Year TIPS Index.Managed Volatility Growth Portfolio (the fund)In connection with the reorganization described above, effective immediately, the disclosure under “Principal investment strategies” in the “Fund summary” section for the fund is revised and restated in its entirety as follows:The Managed Volatility Growth Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 11% to 13% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds, mortgage backed securities, U.S. and foreign government issued securities, domestic and international (including emerging markets) securities, inflation-protected securities, and bank loans. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, inflation-protected securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.Moreover, in connection with the reorganization described above, effective immediately, the “Average annual total returns” table for the fund under the heading “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Average annual total returns (%)—as of 12/31/20251 year5 year10 yearSeries I10.826.266.22Series II10.576.056.02Series NAV10.896.326.28S&P 500 Index (reflects no deduction for fees, expenses, or taxes)17.8814.4214.82Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)17.729.4010.5149% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)17.078.279.47John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends) 16.868.009.491Prior to July 1, 2026, the fund’s additional benchmark is the 49% Russell 3000 Index/21% MSCI EAFE Index/30% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Growth Index. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy. As of March 26, 2026, the John Hancock Lifestyle Growth Index comprises 36.0% of the S&P 500 Index, 14.0% of the MSCI World ex-USA Index, 10.0% of the Russell 2500 Index, 6.0% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 2.0% of the ICE BofA U.S. High Yield Index, 2.0% of the JPMorgan EMBI Global Index, 2.0% of the Morningstar LSTA Leveraged Loan Index, 17.0% of the Bloomberg U.S. Aggregate Bond Index, 3.0% of the ICE BofA Long U.S. STRIPS Index, and 3.0% of the Bloomberg 1-5 Year TIPS Index.